Equity (Details 2) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	358,000	663,000
Options outstanding, Warrants issued	500,000	89,000
Options outstanding, Warrants exercised	(89,000)	(394,000)
Options outstanding shares, Ending	769,000	358,000
Weighted average exercise price, Beginning	$ 20.53	$ 13.8
Weighted average exercise price, Warrants issued	2.15	2.79
Weighted Average Exercise Price,Warrants Expired	51.15	6.09
Weighted average exercise price, Ending	$ 5.02	$ 20.53
Warrants exercisable, Beginning	280,000	625,000
Warrants Exercisable ,Warrants Expired		(394,000)
Warrants Exercisable ,Warrants Expired	(89,000)
Warrants exercisable, Ending	402,000	280,000
Weighted average exercise price options exercisable, Beginning	$ 25.46	$ 14.4
Weighted Average Exercise Price,Warrants Expired	51.15	6.09
Weighted average exercise price options exercisable,Ending	$ 7.59	$ 25.46